SCHEDULE OF PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2025
Leasehold Factory Premise [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	42 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years